Commonwealth Shareholder Services, Inc.
                  1500 Forest Avenue, Suite 223
                    Richmond, Virginia  23229


                         March 18, 1997


Filing Desk
Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

     RE;  VALLEY FORGE CAPITAL HOLDINGS TOTAL RETURN FUND, INC.
          File No. 811-08516

Gentlemen:

     Transmitted herewith is the above-referenced Fund's 24f-2 Notice on Form 24f-2 and an opinion of counsel with respect thereto. We have remitted the necessary filing fee to the Commission's lockbox depository in the amount of $1,440.86.

     Please call me at 1-800-527-9500 if you have any questions.

                                   Sincerely,


                                   /s/ John Paasco, III
                                   John Pasco, III
                                   President and Chairman


Enclosures

cc:  Larry S. Mao

                                             Annual Notice of
Securities Sold Pursuant to Rule 24F-2

                                                     U.S.
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C.  20549


FORM 24F-2
                                                        Annual
Notice of Securities Sold

Pursuant to Rule 24f-2

Read instructions at end of Form before preparing Form.

Please print or type.
1.   Name and address of issuer:   Valley Forge Capital Holdings
                                   Total Return Fund, Inc.
                                   595 Market Street, Suite 1980
                                   San Francisco, CA  94104
2.

Name of each series or class of funds for which this notice is filed:

     Valley Forge Capital Holdings Total Return Fund, Inc.


3.  Investment Company Act File Number:  811-08516

4.  Last day of fiscal year for which this notice is filed:

    December 31, 1996

5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:


6.  Date of termination of issuer's declaration under rule
24f-2(a)(1), if applicable (see Instruction A.6):

7. Number and amount of securities of the same class or series which had been registered under the Securities act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year.


   None

8. Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:


   None

9. Number and aggregate sale price of securities sold during the fiscal year:

     The number of securities sold during the fiscal year is 483,604. The aggregate sale price of securities sold during the fiscal year is $4,754,481.

10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:

     The number of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2 is 483,604.
The aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2 is $4,754,481.

11.  Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see Instruction B.7):
                                                         0
12.  Calculation of registration fee:
     (i) Aggregate sale price of securities sold during the fiscal year in reliance on rule 24f-2 (from Item 10):

$4,754,841.

     (ii)    Aggregate price of shares issued in connection with
dividend reinvestment plans (from Item 11, if applicable);
                                                           +
   0

     (iii) Aggregate price of shares redeemed or repurchased during the fiscal year (if applicable):

                                                      $0.00

     (iv) Aggregate price of shares redeemed or repurchased and previously applied as a reduction to filing fees pursuant to rule
             24e-2 (if applicable):
          0

     (v) Net aggregate price of securities sold and issued during the fiscal year in reliance on rule 24f-2 [line (i), plus line (ii), less line (iii), plus line (iv)] (if applicable):

           $4,754,841.

     (vi) Multiplier prescribed by Section 6(b) of the Securities Act of 1933 or other applicable law or regulation
(see Instruction C.6):

 x1/3300

     (vii)   Fee due [line (i) or line (v) multiplied by line

$1,440.86.




Instruction: Issuers should complete lines (ii), (iii),
(iv), and (v) only if the form is being filed within 60 days after the close of the issuer's fiscal year.

See Instruction C.3.

     13.Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of Informal and Other Procedures (17 CFR 202.3a).




     Date of mailing or wire transfer of filing fees to the Commission's lockbox depository: March 19, 1997.



SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By(Signature and Title)*        /s/ Larry S. Mao

                                  Larry S. Mao, Chairman



Date  March 19, 1997

*  Please print the name and Title of the signing officer below the signature






                     SACHNOFF & WEAVER, LTD

                30 South Wacker Drive, 29th Floor
                  Chicago, Illinois  60606-7484

                         March 19, 1997



Board of Directors
Valley Forge Capital Holdings
  Total Return Fund, Inc.
595 market Street
Suite 1980
San Francisco, CA 94105

     RE:  Form 24f-2 of Valley Forge Capital Holdings
               Total Return Fund, inc.
          Securities Act Registration No. 33-79068
          Investment Company Act Registration No. 811-08516

To the Board of Directors;

     At your request, we have examined the Form 24f-2 to be filed by Valley Forge Capital Holdings Total Return Fund, Inc., a
Maryland corporation (the "Fund") with the Securities and Exchange Commission under the Investment Company Act of 1940.

     As counsel to the Fund, we have examined originals or copies, certified or otherwise identified to our satisfaction, of the Articles of Incorporation of the Fund, as amended, and the bylaws of the fund and such other documents, corporate records, certificates of public officials and instruments as we have considered necessary or advisable for the purpose of this opinion. We have assumed the authenticity of all documents submitted to us as originals and the conformity to original documents of all documents submitted to us as copies. We have not independently verified such assumptions.

     We are members of the Bar of the State of Illinois and we express no opinion as to the law of any jurisdiction other than the laws of the State of Illinois and the Federal laws of the United
States.

     Subject to the foregoing and based on such examination, we are of the opinion that the shares of the Fund's capital stock referenced in Item 3 of the Form 24f-2 have been validly issued by the Company and are fully paid and nonassessable.


     We hereby consent to the filing of this opinion as an exhibit to the Fund's Form 24f-2.

Very truly yours,



/s/ SACHNOFF & WEAVER, LTD.
SACHNOFF & WEAVER, LTD.